Cover	Jun. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43357
Entity Registrant Name	Texas Ventures Acquisition IV Corp
Entity Central Index Key	0002096755
Entity Tax Identification Number	98-1889169
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5090 Richmond Ave
Entity Address, Address Line Two	Suite 319
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	599-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	TVIVU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TVIV
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A
Trading Symbol	TVIVW
Security Exchange Name	NASDAQ